Form N-1A Supplement	Oct. 31, 2025
First Trust Intermediate Duration Investment Grade Corporate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

1.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the final paragraph of the section entitled “Principal Investment Strategies” is hereby deleted in its entirety.
2.	Notwithstanding anything to the contrary in the Fund’s prospectus, effective as of the date set forth above, the risk factor “Non-Diversification Risk” set forth in the section entitled “Principal Risks” is hereby deleted in its entirety.